PROPERTY AND EQUIPMENT (Narrative) (Details)	1 Months Ended	12 Months Ended
	Feb. 19, 2020 USD ($) share	Jan. 31, 2021 USD ($)	Jan. 31, 2020 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense		$ 630,818	$ 699,400
Depreciation expense allocated to inventory		390,344	479,662
Losses on disposals of property and equipment		116,881
Proceeds from sales of property and equipment		0
Acquisition reorganization costs		1,204,740
Impairment		116,881	4,139,522
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Disposals on property and equipment		318,314
Transferred lights and equipment from leasehold improvements to machinery and equipment		0
Classified as held for sale		1,479,014
Impairment			4,139,522
Cost | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Disposals on property and equipment		17,994
Transferred lights and equipment from leasehold improvements to machinery and equipment		(324,371)
Classified as held for sale		792,467
Impairment			709,064
Cost | Machinery & equipment
Disclosure of detailed information about property, plant and equipment [line items]
Disposals on property and equipment		278,564
Transferred lights and equipment from leasehold improvements to machinery and equipment		324,371
Classified as held for sale		557,882
Impairment			0
Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense		630,818	699,400
Disposals on property and equipment		(201,433)
Transferred lights and equipment from leasehold improvements to machinery and equipment		0
Classified as held for sale		(751,582)
Accumulated Depreciation | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense		129,976	214,331
Disposals on property and equipment		(3,549)
Transferred lights and equipment from leasehold improvements to machinery and equipment		128,319
Classified as held for sale		(427,528)
Accumulated Depreciation | Machinery & equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense		341,256	215,853
Disposals on property and equipment		(185,082)
Transferred lights and equipment from leasehold improvements to machinery and equipment		(128,319)
Classified as held for sale		$ (240,551)
SDP Development Group, LLC ("SDP")
Disclosure of detailed information about property, plant and equipment [line items]
Number of shares issued in consideration | share	7,132,042
Acquisition reorganization costs	$ 1,204,740
Value of shares issued in consideration	$ 2,582,903
Oregon CGU
Disclosure of detailed information about property, plant and equipment [line items]
Impairment			$ 4,139,522